INVESTMENTS (Summary of Available-for-Sale Securities in an unrealized loss position) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	$ 32,324
Available-for-sale Securities, Twelve Months or Longer, Fair Value
Available-for-sale Securities, Fair Value	$ 32,324
Available-for-sale Securities, Less than 12 Months, Unrealized Loss	$ (3,615)
Available-for-sale Securities, 12 Months or Longer, Unrealized Loss
Available-for-sale Securities, Unrealized Loss	$ (3,615)
Hopefluent Group Holdings Limited [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	$ 31,339
Available-for-sale Securities, Twelve Months or Longer, Fair Value
Available-for-sale Securities, Fair Value	$ 31,339
Available-for-sale Securities, Less than 12 Months, Unrealized Loss	$ (3,605)
Available-for-sale Securities, 12 Months or Longer, Unrealized Loss
Available-for-sale Securities, Unrealized Loss	$ (3,605)
Yirendai Ltd [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Less than Twelve Months, Fair Value	$ 985
Available-for-sale Securities, Twelve Months or Longer, Fair Value
Available-for-sale Securities, Fair Value	$ 985
Available-for-sale Securities, Less than 12 Months, Unrealized Loss	$ (10)
Available-for-sale Securities, 12 Months or Longer, Unrealized Loss
Available-for-sale Securities, Unrealized Loss	$ (10)